Shareholder Report, Holdings (Details) - C000167184	Apr. 30, 2025
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	58.90%